UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894
                                   ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              -----------------------------------------------
            (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 3/31/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                           MARCH 31, 2006
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      [PHOTO OMITTED]                       A series of Franklin Managed Trust


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        SEMIANNUAL REPORT AND SHAREHOLDER LETTER
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                                                     WANT TO RECEIVE
                                                     THIS DOCUMENT
                      FRANKLIN                       FASTER VIA EMAIL?
                RISING DIVIDENDS FUND
                                                     Eligible shareholders can
                                                     sign up for eDelivery at
                                                     franklintempleton.com. See
                                                     inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                               FRANKLIN TEMPLETON INVESTMENTS

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Rising Dividends Fund ............................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   10

Financial Highlights and
Statement of Investments ..................................................   12

Financial Statements ......................................................   19

Notes to Financial Statements .............................................   23

Shareholder Information ...................................................   30

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

FRANKLIN RISING DIVIDENDS FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration. The Fund invests at least 80% of its net assets in equity securities of companies that have paid consistently rising dividends.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Rising Dividends Fund's semiannual report for the period ended March 31, 2006.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Rising Dividends Fund - Class A posted a +13.37% cumulative total return. The Fund outperformed its benchmark, the Standard & Poor's 500 Index (S&P 500), which returned +6.38% for the same period.1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the six months ended March 31, 2006, the U.S. economy advanced at a modest pace. In fourth quarter 2005, gross domestic product grew 1.7% annualized, the slowest pace in nearly three years. This was due to several factors including declines in vehicle sales and defense spending. Furthermore, slower export growth combined with greater demand for imported goods and materials fueled a widening trade deficit. Residential construction and real estate activity waned as long-term mortgage rates rose, but economic growth picked up again in first quarter 2006. In March, the Federal Reserve Board (Fed) indicated that the economy was in transition -- away from one led by rapid consumer spending, accommodative monetary policy and other fiscal stimulus toward one led by business investment spending and export trade.

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 3/31/06

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Finance*                                            34.8%
Producer Manufacturing*                             26.2%
Health Technology                                   11.1%
Consumer Non-Durables                                7.4%
Process Industries                                   6.6%
Retail Trade                                         3.9%
Consumer Durables                                    2.5%
Non-Energy Minerals                                  2.5%
Technology Services                                  2.1%
Commercial Services                                  0.6%
Electronic Technology                                0.1%
Short-Term Investments & Other Net Assets            2.2%

* Significant exposure to a single sector may result in the Fund's experiencing greater volatility than a fund with a more broadly diversified portfolio. There are specific risks to investing in the financial services industry, which is sensitive to changes in interest rates, subject to extensive government regulation, and recently has undergone rapid change related to consolidations and changes to its regulatory framework.

The labor market firmed as employment increased in most states and the unemployment rate dropped from 4.9% to 4.7%. 2 Labor costs increased during the reporting period. Hiring rebounded in many industries and personal income grew.

Elevated energy and other commodity prices were a primary economic concern. Oil prices remained high, largely due to potential long-term supply disruptions and strong growth in global demand, especially from China and India. Natural gas prices rose during the second half of 2005 mainly because of expected rising demand with the onset of winter; however, they retreated somewhat amid milder-than-expected weather conditions. Although medical and pharmacy costs climbed substantially, the core Consumer Price Index (CPI) rose 2.1% for the year under review, which was less than the 2.2% 10-year average. 3

The Fed continued its monetary tightening cycle and raised the federal funds target rate from 3.75% to 4.75% in four quarter-point steps. The Fed suggested more rate increases may be necessary to balance growth with what it saw as potential inflationary risks of tighter labor and product markets. The effects of the Fed's credit-tightening campaign cooled the previously hot housing and real estate markets as the cost of credit grew less attractive to most consumers who were already dealing with near-record consumer debt burdens and historically high gas prices.

In this environment, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +6.40%, while the broader S&P 500 and the technology-heavy NASDAQ Composite Index returned +6.38% and +9.28%. 4 Small company stocks outperformed their large-capitalization counterparts by a wide margin, and technology stocks saw their biggest resurgence since 2003. Industrials, materials and telecommunications stocks also performed well.

INVESTMENT STRATEGY

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening criteria, requiring consistent

2. Source: Bureau of Labor Statistics.

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P
500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Semiannual Report
and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

MANAGER'S DISCUSSION

Significant positive contributors to the Fund's return during the six months ended March 31, 2006, included Nucor, Carlisle and Family Dollar Stores. For the past two years, Nucor generated earnings well in excess of previous cyclical peaks, and the company indicated that demand remained strong through period-end. Nucor has increased its dividend for the last 33 years. Carlisle reported solid sales growth with expanding profit margins in its construction materials business for fourth quarter 2005. Carlisle has 29 years of dividend increases. Family Dollar Stores reported improved comparable store sales in recent months, driven by the rollout of coolers across much of its store base, as well as improved performance from its urban stores. Family Dollar has increased its dividend for 30 consecutive years.

Three stocks that declined in value during the period were Procter & Gamble, Mercury General and Superior Industries International. Procter & Gamble slightly lowered its organic sales growth outlook for second quarter 2006. At the same time, the company announced its 50th consecutive year of increasing its dividend. Insurance premium growth slowed at Mercury General in fourth quarter 2005, continuing a decelerating growth rate of the previous two quarters. Mercury General has 20 years of dividend increases. Superior Industries experienced a very difficult operating environment as its two largest customers lost market share. Nevertheless, the company has a strong balance sheet that has enabled it to increase its dividend for the last 22 years.

The Fund initiated a new position in Cintas. Although its core business is renting and selling uniforms, the company has expanded its offerings to include products and services related to fire and safety, first aid, sanitation and document management. Cintas has increased its dividend for 23 years. The Fund also added significantly to its position in Erie Indemnity, the management company for the Erie Insurance Exchange, an automobile and home insurer. Erie has 26 years of dividend increases.

During the period, the Fund sold its positions in Diebold, Kaydon and Baldor Electric. Although Diebold has increased its dividend for 53 consecutive years, its dividend growth rate slowed to the point that the company no longer met our screening criteria. Additionally, the profitability of Diebold's core financial self-service business deteriorated sharply in 2005. Kaydon has not increased its

TOP 10 EQUITY HOLDINGS
3/31/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Roper Industries Inc.                                                       5.0%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Carlisle Cos. Inc.                                                          4.9%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Praxair Inc.                                                                4.7%
 PROCESS INDUSTRIES
--------------------------------------------------------------------------------
American International Group Inc.                                           4.5%
 FINANCE
--------------------------------------------------------------------------------
General Electric Co.                                                        4.2%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
United Technologies Corp.                                                   4.0%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
Family Dollar Stores Inc.                                                   3.9%
 RETAIL TRADE
--------------------------------------------------------------------------------
State Street Corp.                                                          3.6%
 FINANCE
--------------------------------------------------------------------------------
Old Republic International Corp.                                            3.6%
 FINANCE
--------------------------------------------------------------------------------
Hillenbrand Industries Inc.                                                 3.5%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5
dividend in more than five years despite having strong operating results in recent years. Baldor Electric was a small position and no longer met our valuation screen for additional purchases. We significantly reduced our Nucor position after its exceptionally strong stock performance.

Our 10 largest positions on March 31, 2006, represented 41.9% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 23 years in a row and by 280% in the past 10 years. Their most recent year-over-year dividend increases averaged 15% with a yield of 1.6% on March 31, 2006, and a dividend payout ratio of 27%, based on estimates of calendar year 2006 operating earnings. The average price/earnings ratio was 17.1 times 2006 estimates versus 16.0 for that of the unmanaged S&P 500.

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]    /s/ Donald G. Taylor

                   Donald G. Taylor
                   Senior Portfolio Manager

                   William J. Lippman
                   Bruce Baughman
                   Margaret McGee

                   Portfolio Management Team
                   Franklin Rising Dividends Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

PERFORMANCE SUMMARY AS OF 3/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FRDPX)                       CHANGE      3/31/06    9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$3.61       $34.75     $31.14
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-3/31/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.3475
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0385
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1411
--------------------------------------------------------------------------------
        TOTAL                       $0.5271
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FRDBX)                       CHANGE      3/31/06    9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$3.69       $34.43     $30.74
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-3/31/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.0946
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0385
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1411
--------------------------------------------------------------------------------
        TOTAL                       $0.2742
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FRDTX)                       CHANGE      3/31/06    9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$3.69       $34.38     $30.69
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-3/31/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.1047
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0385
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1411
--------------------------------------------------------------------------------
        TOTAL                       $0.2843
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FRDRX)                       CHANGE      3/31/06    9/30/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$3.63       $34.65     $31.02
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-3/31/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.2697
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0385
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1411
--------------------------------------------------------------------------------
        TOTAL                       $0.4493
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FRDAX)                 CHANGE      3/31/06    10/3/05
--------------------------------------------------------------------------------
Net Asset Value (NAV)                         +$3.57       $34.70     $31.13
--------------------------------------------------------------------------------
DISTRIBUTIONS (10/1/05-3/31/06)
--------------------------------------------------------------------------------
Dividend Income                     $0.4297
--------------------------------------------------------------------------------
Short-Term Capital Gain             $0.0385
--------------------------------------------------------------------------------
Long-Term Capital Gain              $0.1411
--------------------------------------------------------------------------------
        TOTAL                       $0.6093
--------------------------------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------
CLASS A                         6-MONTH    1-YEAR    5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1       +13.37%   +12.65%   +67.56%       +198.57%
--------------------------------------------------------------------------------
Average Annual Total Return 2    +6.85%    +6.18%    +9.57%        +10.90%
--------------------------------------------------------------------------------
Value of $10,000 Investment 3  $10,685   $10,618   $15,791        $28,144
--------------------------------------------------------------------------------
CLASS B                         6-MONTH    1-YEAR    5-YEAR   INCEPTION  1/1/99
--------------------------------------------------------------------------------
Cumulative Total Return 1       +12.96%   +11.76%   +62.79%        +70.61%
--------------------------------------------------------------------------------
Average Annual Total Return 2    +8.96%    +7.76%    +9.96%          +7.65%
--------------------------------------------------------------------------------
Value of $10,000 Investment 3  $10,896   $10,776   $16,079        $17,061
--------------------------------------------------------------------------------
CLASS C                         6-MONTH    1-YEAR    5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1       +12.98%   +11.81%   +62.68%       +182.45%
--------------------------------------------------------------------------------
Average Annual Total Return 2   +11.98%   +10.81%   +10.22%        +10.94%
--------------------------------------------------------------------------------
Value of $10,000 Investment 3  $11,198   $11,081   $16,268        $28,245
--------------------------------------------------------------------------------
CLASS R                         6-MONTH    1-YEAR    3-YEAR   INCEPTION  1/1/02
--------------------------------------------------------------------------------
Cumulative Total Return 1       +13.22%   +12.35%   +58.29%        +47.25%
--------------------------------------------------------------------------------
Average Annual Total Return 2   +12.22%   +11.35%   +16.54%         +9.55%
--------------------------------------------------------------------------------
Value of $10,000 Investment 3  $11,222   $11,135   $15,829        $14,725
--------------------------------------------------------------------------------
ADVISOR CLASS 4                 6-MONTH    1-YEAR    5-YEAR        10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return 1       +13.49%   +12.77%   +67.75%       +198.89%
--------------------------------------------------------------------------------
Average Annual Total Return 2   +13.49%   +12.77%   +10.90%        +11.57%
--------------------------------------------------------------------------------
Value of $10,000 Investment 3  $11,349   $11,277   $16,775        $29,889
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

THE FUND MAY INVEST IN STOCKS OF SMALLER-CAPITALIZATION COMPANIES, WHICH CARRY SPECIAL RISKS SUCH AS GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. Effective 10/3/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/3/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/2/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/3/05 (commencement of sales), the cumulative total return of Advisor Class shares was +13.57%.


                                                           Semiannual Report | 9

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT         ENDING ACCOUNT          EXPENSES PAID DURING
CLASS A                                             VALUE 10/1/05            VALUE 3/31/06         PERIOD* 10/1/05-3/31/06
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                 $1,133.70                    $5.37
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                 $1,019.90                    $5.09
-----------------------------------------------------------------------------------------------------------------------------
CLASS B
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                 $1,129.60                    $9.40
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                 $1,016.11                    $8.90
-----------------------------------------------------------------------------------------------------------------------------
CLASS C
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                 $1,129.80                    $9.29
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                 $1,016.21                    $8.80
-----------------------------------------------------------------------------------------------------------------------------
CLASS R
-----------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000                 $1,132.20                    $6.80
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                 $1,018.55                    $6.44
-----------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------
Actual (10/3/05-3/31/06)                               $1,000                 $1,134.90                    $3.88
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000                 $1,021.04                    $3.93
-----------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 1.01%;
B: 1.77%; C: 1.75%; R: 1.28%; and Advisor: 0.78%), multiplied by the average account value over the period, multiplied by 182/365 for Classes A, B, C and R (Actual and Hypothetical) and Advisor Class (Hypothetical) to reflect the one-half year period. For actual Advisor Class expenses, the multiplier is 170/365 to reflect the number of days since inception.

                                                          Semiannual Report | 11

FRANKLIN MANAGED TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN RISING DIVIDENDS FUND

                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                   MARCH 31,
                                                     2006                         YEAR ENDED SEPTEMBER 30,
CLASS A                                           (UNAUDITED)        2005           2004         2003         2002         2001
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $     31.14     $    30.58     $    27.03     $  22.87     $  22.71     $  20.02
                                                  --------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ......................          0.24           0.29           0.35         0.16         0.13         0.18

 Net realized and unrealized gains (losses) ...          3.90           0.81           3.40         4.16         0.87         2.70
                                                  --------------------------------------------------------------------------------
Total from investment operations ..............          4.14           1.10           3.75         4.32         1.00         2.88
                                                  --------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................         (0.35)         (0.30)         (0.16)       (0.07)       (0.11)       (0.19)

 Net realized gains ...........................         (0.18)         (0.24)         (0.04)       (0.09)       (0.73)          --
                                                  --------------------------------------------------------------------------------
Total distributions ...........................         (0.53)         (0.54)         (0.20)       (0.16)       (0.84)       (0.19)
                                                  --------------------------------------------------------------------------------
Redemption fees ...............................            -- c           -- c           -- c         --           --           --
                                                  --------------------------------------------------------------------------------
Net asset value, end of period ................   $     34.75     $    31.14     $    30.58     $  27.03     $  22.87     $  22.71
                                                  ================================================================================

Total return b ................................         13.37%          3.60%         13.86%       18.98%        4.27%       14.40%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $ 1,606,681     $1,480,742     $1,285,585     $832,195     $502,150     $297,316

Ratios to average net assets:

 Expenses .....................................          1.01% d,e      1.09% f        1.25% f      1.37%        1.36%        1.45%

 Net investment income ........................          1.44% d        0.92%          1.17%        0.62%        0.51%        0.78%

Portfolio turnover rate .......................          2.42%          3.58%          3.42%        4.23%        5.67%       18.72%

a     Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

c     Amount is less than $0.01 per share.

d     Annualized.

e     Benefit of waiver and payment by affiliate is less than 0.01%.

f     Benefit of expense reduction is less than 0.01%.


12 | See notes to financial statements. | Semiannual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                 -----------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  MARCH 31,
                                                    2006                           YEAR ENDED SEPTEMBER 30,
CLASS B                                          (UNAUDITED)         2005        2004         2003         2002       2001
                                                 -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........   $    30.74       $  30.25     $  26.81     $  22.75     $ 22.62     $  19.96
                                                  ----------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ......................         0.11           0.07         0.19         0.02          --         0.06

 Net realized and unrealized gains (losses) ...         3.85           0.81         3.36         4.14        0.88         2.69
                                                  ----------------------------------------------------------------------------
Total from investment operations ..............         3.96           0.88         3.55         4.16        0.88         2.75
                                                  ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................        (0.09)         (0.15)       (0.07)       (0.01)      (0.02)       (0.09)

 Net realized gains ...........................        (0.18)         (0.24)       (0.04)       (0.09)      (0.73)          --
                                                  ----------------------------------------------------------------------------
Total distributions ...........................        (0.27)         (0.39)       (0.11)       (0.10)      (0.75)       (0.09)
                                                  ----------------------------------------------------------------------------
Redemption fees ...............................           -- c           -- c         -- c         --          --           --
                                                  ----------------------------------------------------------------------------
Net asset value, end of period ................   $    34.43       $  30.74     $  30.25     $  26.81     $ 22.75     $  22.62
                                                  ============================================================================

Total return b ................................        12.96%          2.89%       13.26%       18.33%       3.78%       13.77%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............   $  297,056       $291,714     $292,322     $176,837     $45,522     $  4,934

Ratios to average net assets:

 Expenses .....................................         1.77% d,e      1.78% f      1.79% f      1.92%       1.93%        2.00%

 Net investment income (loss) .................         0.68% d        0.23%        0.63%        0.07%      (0.06)%       0.24%

Portfolio turnover rate .......................         2.42%          3.58%        3.42%        4.23%       5.67%       18.72%

a     Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charges, and is not annualized for periods less than one year.

c     Amount is less than $0.01 per share.

d     Annualized.

e     Benefit of waiver and payment by affiliate is less than 0.01%.

f     Benefit of expense reduction is less than 0.01%.


                     Semiannual Report | See notes to financial statements. | 13

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                 ---------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  MARCH 31,
                                                    2006                          YEAR ENDED SEPTEMBER 30,
CLASS C                                          (UNAUDITED)       2005          2004          2003         2002          2001
                                                 ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $  30.69      $  30.21      $  26.77      $  22.72      $  22.60      $  19.92
                                                   ------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ......................        0.11          0.07          0.19          0.02          0.01          0.05

 Net realized and unrealized gains (losses) ...        3.86          0.80          3.36          4.13          0.86          2.70
                                                   ------------------------------------------------------------------------------
Total from investment operations ..............        3.97          0.87          3.55          4.15          0.87          2.75
                                                   ------------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................       (0.10)        (0.15)        (0.07)        (0.01)        (0.02)        (0.07)

 Net realized gains ...........................       (0.18)        (0.24)        (0.04)        (0.09)        (0.73)           --
                                                   ------------------------------------------------------------------------------
Total distributions ...........................       (0.28)        (0.39)        (0.11)        (0.10)        (0.75)        (0.07)
                                                   ------------------------------------------------------------------------------
Redemption fees ...............................          -- c          -- c          -- c          --            --            --
                                                   ------------------------------------------------------------------------------
Net asset value, end of period ................    $  34.38      $  30.69      $  30.21      $  26.77      $  22.72      $  22.60
                                                   ==============================================================================

Total return b ................................       12.98%         2.89%        13.26%        18.30%         3.72%        13.78%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $545,598      $523,687      $475,176      $289,700      $ 94,734      $ 32,074

Ratios to average net assets:

 Expenses .....................................        1.75% d,e     1.77% f       1.79% f       1.93%         1.85%         1.99%

 Net investment income ........................        0.70% d       0.24%         0.63%         0.06%         0.02%         0.23%

Portfolio turnover rate .......................        2.42%         3.58%         3.42%         4.23%         5.67%        18.72%

a     Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charges, and is not annualized for periods less than one year.

c     Amount is less than $0.01 per share.

d     Annualized.

e     Benefit of waiver and payment by affiliate is less than 0.01%.

f     Benefit of expense reduction is less than 0.01%.


14 | See notes to financial statements. | Semiannual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                 ------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED
                                                  MARCH 31,
                                                    2006                      YEAR ENDED SEPTEMBER 30,
CLASS R                                          (UNAUDITED)       2005          2004          2003        2002 g
                                                 ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........    $  31.02      $  30.51      $  26.97      $  22.84      $  24.67
                                                 ------------------------------------------------------------------
Income from investment operations:

 Net investment income a ......................        0.19          0.23          0.35          0.14          0.11

 Net realized and unrealized gains (losses) ...        3.89          0.81          3.39          4.15         (1.85)
                                                 ------------------------------------------------------------------
Total from investment operations ..............        4.08          1.04          3.74          4.29         (1.74)
                                                 ------------------------------------------------------------------
Less distributions from:

 Net investment income ........................       (0.27)        (0.29)        (0.16)        (0.07)        (0.09)

 Net realized gains ...........................       (0.18)        (0.24)        (0.04)        (0.09)           --
                                                 ------------------------------------------------------------------
Total distributions ...........................       (0.45)        (0.53)        (0.20)        (0.16)        (0.09)
                                                 ------------------------------------------------------------------
Redemption fees ...............................          -- c          -- c          -- c          --            --
                                                 ------------------------------------------------------------------

Net asset value, end of period ................    $  34.65      $  31.02      $  30.51      $  26.97      $  22.84
                                                 ------------------------------------------------------------------

Total return b ................................       13.22%         3.45%        13.82%        18.91%        (7.10)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $ 45,903      $ 44,448      $ 36,510      $ 19,464      $  1,774

Ratios to average net assets:

 Expenses .....................................        1.28% d,e     1.28% f       1.29% f       1.43%         1.41% d

 Net investment income ........................        1.17% d       0.73%         1.13%         0.56%         0.46% d

Portfolio turnover rate .......................        2.42%         3.58%         3.42%         4.23%         5.67%

a     Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charges, and is not annualized for periods less than one year.

c     Amount is less than $0.01 per share.

d     Annualized.

e     Benefit of waiver and payment by affiliate is less than 0.01%.

f     Benefit of expense reduction is less than 0.01%.

g For the period January 2, 2002 (commencement of operations) to September 30, 2002.


                     Semiannual Report | See notes to financial statements. | 15

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND (CONTINUED)

                                                               -----------------
                                                               SIX MONTHS ENDED
                                                               MARCH 31, 2006 c
ADVISOR CLASS                                                     (UNAUDITED)
                                                               -----------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .........................      $31.13
                                                                   -------
Income from investment operations:

 Net investment income a .....................................        0.35

 Net realized and unrealized gains (losses) ..................        3.83
                                                                   -------
Total from investment operations .............................        4.18
                                                                   -------
Less distributions from:

 Net investment income .......................................       (0.43)

 Net realized gains ..........................................       (0.18)
                                                                   -------
Total distributions ..........................................       (0.61)
                                                                   -------
Redemption fees ..............................................          -- d
                                                                   -------
Net asset value, end of period ...............................      $34.70
                                                                   =======

Total return b ...............................................       13.49%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ............................     $28,156

Ratios to average net assets:

 Expenses ....................................................         0.78% e,f

 Net investment income .......................................         1.67% e

Portfolio turnover rate ......................................        2.42%

a     Based on average daily shares outstanding.

b     Total return is not annualized for periods less than one year.

c     For the period October 3, 2005 (effective date) to March 31, 2006.

d     Amount is less than $0.01 per share.

e     Annualized.

f     Benefit of waiver and payment by affiliate is less than 0.01%.


16 | See notes to financial statements. | Semiannual Report

FRANKLIN MANAGED TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS FUND                    SHARES            VALUE
--------------------------------------------------------------------------------
  COMMON STOCKS 97.8%
  COMMERCIAL SERVICES 0.6%
  ABM Industries Inc. .......................        825,800      $ 15,830,586
                                                                  ------------
  CONSUMER DURABLES 2.5%
  Leggett & Platt Inc. ......................      2,080,000        50,689,600
a Russ Berrie and Co. Inc. ..................        814,500        12,380,400
                                                                  ------------
                                                                    63,070,000
                                                                  ------------
  CONSUMER NON-DURABLES 7.4%
  Alberto-Culver Co. ........................      1,424,050        62,985,731
  Cintas Corp. ..............................        215,800         9,197,396
  Lancaster Colony Corp. ....................        143,758         6,037,836
  McCormick & Co. Inc. ......................        749,900        25,391,614
  Procter & Gamble Co. ......................      1,398,400        80,575,808
  Superior Uniform Group Inc. ...............        224,200         2,468,442
                                                                  ------------
                                                                   186,656,827
                                                                  ------------
  ELECTRONIC TECHNOLOGY 0.1%
  Cohu Inc. .................................         94,200         1,998,924
                                                                  ------------
  FINANCE 34.8%
  AFLAC Inc. ................................      1,507,200        68,019,936
  American International Group Inc. .........      1,708,777       112,933,072
  Arthur J. Gallagher & Co. .................        902,000        25,084,620
  Erie Indemnity Co., A .....................      1,280,800        67,421,312
  Fannie Mae ................................      1,093,800        56,221,320
  Freddie Mac ...............................      1,344,200        81,996,200
  Mercantile Bankshares Corp. ...............        752,925        28,949,966
  Mercury General Corp. .....................        374,200        20,543,580
  Old Republic International Corp. ..........      4,122,250        89,947,495
  Peoples Bancorp Inc. ......................        262,768         7,883,040
  RLI Corp. .................................        431,524        24,726,325
  State Street Corp. ........................      1,508,200        91,140,526
  SunTrust Banks Inc. .......................        818,105        59,525,320
  TrustCo Bancorp NY ........................        678,121         8,252,733
  U.S. Bancorp ..............................      2,360,303        71,989,241
  Washington Mutual Inc. ....................      1,505,050        64,145,231
                                                                  ------------
                                                                   878,779,917
                                                                  ------------
  HEALTH TECHNOLOGY 11.1%
  Becton Dickinson & Co. ....................        754,800        46,480,584
  Hillenbrand Industries Inc. ...............      1,613,500        88,726,365
  Pfizer Inc. ...............................      3,352,600        83,546,792
b West Pharmaceutical Services Inc. .........      1,775,200        61,634,944
                                                                  ------------
                                                                   280,388,685
                                                                  ------------

                                                          Semiannual Report | 17

FRANKLIN MANAGED TRUST

------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS FUND                                                 SHARES            VALUE
------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  NON-ENERGY MINERALS 2.5%
  Nucor Corp. ..........................................................          594,200    $    62,266,218
                                                                                             ---------------
  PROCESS INDUSTRIES 6.6%
  Bemis Co. Inc. .......................................................          863,600         27,272,488
  Donaldson Co. Inc. ...................................................          581,200         19,638,748
  Praxair Inc. .........................................................        2,153,400        118,760,010
                                                                                             ---------------
                                                                                                 165,671,246
                                                                                             ---------------
  PRODUCER MANUFACTURING 26.2%
  Brady Corp., A .......................................................          640,200         23,981,892
  Carlisle Cos. Inc. ...................................................        1,523,600        124,630,480
  Dover Corp. ..........................................................        1,362,400         66,158,144
  General Electric Co. .................................................        3,038,900        105,692,942
  Graco Inc. ...........................................................          836,137         37,985,704
  Nordson Corp. ........................................................          141,800          7,070,148
  Roper Industries Inc. ................................................        2,607,600        126,807,588
  Superior Industries International Inc. ...............................          341,393          6,609,369
  Teleflex Inc. ........................................................          837,191         59,967,991
  United Technologies Corp. ............................................        1,755,400        101,760,538
                                                                                             ---------------
                                                                                                 660,664,796
                                                                                             ---------------
  RETAIL TRADE 3.9%
  Family Dollar Stores Inc. ............................................        3,734,000         99,324,400
                                                                                             ---------------
  TECHNOLOGY SERVICES 2.1%
  Reynolds and Reynolds Co., A .........................................        1,859,000         52,795,600
                                                                                             ---------------
  TOTAL COMMON STOCKS (COST $1,847,160,884) ............................                       2,467,447,199
                                                                                             ---------------
  SHORT TERM INVESTMENTS (COST $64,311,177) 2.5%
  MONEY MARKET FUND 2.5%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.36% ..      64,311,177         64,311,177
                                                                                             ---------------
  TOTAL INVESTMENTS (COST $1,911,472,061) 100.3% .......................                       2,531,758,376
  OTHER ASSETS, LESS LIABILITIES (0.3)% ................................                          (8,364,401)
                                                                                             ---------------
  NET ASSETS 100.0% ....................................................                     $ 2,523,393,975
                                                                                             ===============

a     Non-income producing.

b     See Note 7 regarding Holdings of 5% Voting Securities.

c See Note 8 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


18 | See notes to financial statements. | Semiannual Report

FRANKLIN MANAGED TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (unaudited)

                                                                 ---------------
                                                                 FRANKLIN RISING
                                                                  DIVIDENDS FUND
                                                                 ---------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..............................      $1,822,976,624
  Cost - Non-controlled affiliated issuers (Note 7) ........          24,184,260
  Cost - Sweep Money Fund (Note 8) .........................          64,311,177
                                                                  --------------
  Total cost of investments ................................      $1,911,472,061
                                                                  ==============
  Value - Unaffiliated Issuers .............................      $2,405,812,255
  Value - Non-controlled affiliated issuers (Note 7) .......          61,634,944
  Value - Sweep Money Fund (Note 8) ........................          64,311,177
                                                                  --------------
  Total value of investments ...............................       2,531,758,376
 Receivables:
  Investment securities sold ...............................          13,578,833
  Capital shares sold ......................................           5,112,261
  Dividends ................................................           3,799,739
  Affiliates (Note 3f) .....................................              27,561
                                                                  --------------
        Total assets .......................................       2,554,276,770
                                                                  --------------
Liabilities:
 Payables:
  Investment securities purchased ..........................          21,112,023
  Capital shares redeemed ..................................           5,705,001
  Affiliates ...............................................           3,805,762
 Funds advanced by custodian ...............................               1,380
 Accrued expenses and other liabilities ....................             258,629
                                                                  --------------
        Total liabilities ..................................          30,882,795
                                                                  --------------
           Net assets, at value ............................      $2,523,393,975
                                                                  ==============
Net assets consist of:
 Paid-in capital ...........................................      $1,846,950,470
 Undistributed net investment income .......................           6,736,345
 Net unrealized appreciation (depreciation) ................         620,286,315
 Accumulated net realized gain (loss) ......................          49,420,845
                                                                  --------------
           Net assets, at value ............................      $2,523,393,975
                                                                  ==============


Semiannual Report | See notes to financial statements. | 19

FRANKLIN MANAGED TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
March 31, 2006 (unaudited)

                                                                         ---------------
                                                                         FRANKLIN RISING
                                                                          DIVIDENDS FUND
                                                                         ---------------
CLASS A:
 Net assets, at value ................................................    $1,606,680,905
                                                                          ==============
 Shares outstanding ..................................................        46,233,296
                                                                          ==============
 Net asset value per share a .........................................    $        34.75
                                                                          ==============
 Maximum offering price per share (net asset value per share / 94.25%)    $        36.87
                                                                          ==============
CLASS B:
 Net assets, at value ................................................    $  297,056,273
                                                                          ==============
 Shares outstanding ..................................................         8,626,964
                                                                          ==============
 Net asset value and maximum offering price per share a ..............    $        34.43
                                                                          ==============
CLASS C:
 Net assets, at value ................................................    $  545,598,094
                                                                          ==============
 Shares outstanding ..................................................        15,870,401
                                                                          ==============
 Net asset value and maximum offering price per share a ..............    $        34.38
                                                                          ==============
CLASS R:
 Net assets, at value ................................................    $   45,902,709
                                                                          ==============
 Shares outstanding ..................................................         1,324,723
                                                                          ==============
 Net asset value and maximum offering price per share a ..............    $        34.65
                                                                          ==============
ADVISOR CLASS:
 Net assets, at value ................................................    $   28,155,994
                                                                          ==============
 Shares outstanding ..................................................           811,508
                                                                          ==============
 Net asset value and maximum offering price per share a ..............    $        34.70
                                                                          ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


20 | See notes to financial statements. | Semiannual Report

FRANKLIN MANAGED TRUST

STATEMENT OF OPERATIONS
for the six months ended March 31, 2006 (unaudited)

                                                                        ---------------
                                                                        FRANKLIN RISING
                                                                        DIVIDENDS FUND
                                                                        ---------------
Investment income:
 Dividends:
  Unaffiliated issuers .............................................    $   28,062,237
  Non-controlled affiliated issuers (Note 7) .......................           426,048
  Sweep Money Fund (Note 8) ........................................           828,030
                                                                        --------------
        Total investment income ....................................        29,316,315
                                                                        --------------
Expenses:
 Management fees (Note 3a) .........................................         6,855,289
 Distribution fees (Note 3c)
  Class A ..........................................................         1,711,560
  Class B ..........................................................         1,455,113
  Class C ..........................................................         2,544,869
  Class R ..........................................................           112,056
 Transfer agent fees (Note 3e) .....................................         2,082,487
 Accounting fees (Note 3b) .........................................            16,275
 Custodian fees (Note 4) ...........................................            23,364
 Reports to shareholders ...........................................            74,756
 Registration and filing fees ......................................           122,581
 Professional fees .................................................            12,409
 Trustees' fees and expenses .......................................            60,146
 Excise taxes (Note 3f) ............................................            27,561
 Other .............................................................            61,910
                                                                        --------------
        Total expenses .............................................        15,160,376
                                                                        --------------
        Expenses paid by affiliate (Note 3f) .......................           (27,561)
          Net expenses .............................................        15,132,815
                                                                        --------------
           Net investment income ...................................        14,183,500
                                                                        --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments
    Unaffiliated issuers ...........................................        50,572,442
    Non-controlled affiliated issuers (Note 7) .....................           472,400
                                                                        --------------
     Net realized gain (loss) ......................................        51,044,842
 Net change in unrealized appreciation (depreciation) on investments       234,070,887
                                                                        --------------
Net realized and unrealized gain (loss) ............................       285,115,729
                                                                        --------------
Net increase (decrease) in net assets resulting from operations ....    $  299,299,229
                                                                        ==============

                     Semiannual Report | See notes to financial statements. | 21

FRANKLIN MANAGED TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          -----------------------------------------
                                                                                 FRANKLIN RISING DIVIDENDS FUND
                                                                          -----------------------------------------
                                                                           SIX MONTHS ENDED
                                                                             MARCH 31, 2006          YEAR ENDED
                                                                                (UNAUDITED)      SEPTEMBER 30, 2005
                                                                          -----------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income .............................................      $    14,183,500       $    15,574,469
    Net realized gain (loss) from investments .........................           51,044,842            12,537,774
    Net change in unrealized appreciation (depreciation) on investments          234,070,887            40,420,461
                                                                             -------------------------------------
       Net increase (decrease) in net assets resulting from operations           299,299,229            68,532,704
                                                                             -------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A .........................................................          (15,935,787)          (13,133,748)
      Class B .........................................................             (864,415)           (1,538,997)
      Class C .........................................................           (1,716,997)           (2,494,919)
      Class R .........................................................             (371,209)             (371,084)
      Advisor Class ...................................................             (304,301)                   --
    Net realized gains:
      Class A .........................................................           (8,228,233)          (10,247,353)
      Class B .........................................................           (1,644,290)           (2,352,709)
      Class C .........................................................           (2,949,410)           (3,846,333)
      Class R .........................................................             (247,043)             (298,988)
      Advisor Class ...................................................             (125,622)                   --
                                                                             -------------------------------------
  Total distributions to shareholders .................................          (32,387,307)          (34,284,131)
                                                                             -------------------------------------
  Capital share transactions: (Note 2)
      Class A .........................................................          (41,204,071)          173,297,564
      Class B .........................................................          (27,902,313)           (5,406,462)
      Class C .........................................................          (37,795,825)           41,454,787
      Class R .........................................................           (3,505,284)            7,395,599
      Advisor Class ...................................................           26,295,541                    --
                                                                             -------------------------------------
  Total capital share transactions ....................................          (84,111,952)          216,741,488
                                                                             -------------------------------------

Redemption fees .......................................................                2,908                 8,502
                                                                             -------------------------------------
       Net increase (decrease) in net assets ..........................          182,802,878           250,998,563
Net assets:
  Beginning of period .................................................        2,340,591,097         2,089,592,534
                                                                             -------------------------------------
  End of period .......................................................      $ 2,523,393,975       $ 2,340,591,097
                                                                             =====================================
Undistributed net investment income included in net assets:
  End of period .......................................................      $     6,736,345       $    11,745,554
                                                                             =====================================

22 | See notes to financial statements. | Semiannual Report

FRANKLIN MANAGED TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Effective October 4, 2005, the Fund began offering a new class of shares, Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

                                                          Semiannual Report | 23

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2005). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


24 | Semiannual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                      ----------------------------------------------------------------------
                                             SIX MONTHS ENDED                          YEAR ENDED
                                              MARCH 31, 2006                      SEPTEMBER 30, 2005
                                      ----------------------------------------------------------------------
                                         SHARES              AMOUNT            SHARES             AMOUNT
                                      ----------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................       5,453,404       $ 179,067,274        16,306,678       $ 512,348,163
 Shares issued in reinvestment of
  distributions .................         661,059          21,457,383           647,392          20,502,909
 Shares redeemed ................      (7,431,664)       (241,728,728)      (11,449,173)       (359,553,508)
                                       --------------------------------------------------------------------
 Net increase (decrease) ........      (1,317,201)      $ (41,204,071)        5,504,897       $ 173,297,564
                                       ====================================================================
CLASS B SHARES:
 Shares sold ....................          69,458       $   2,268,851         1,085,604       $  33,673,346
 Shares issued in reinvestment of
  distributions .................          67,217           2,168,018           106,936           3,362,042
 Shares redeemed ................      (1,000,046)        (32,339,182)       (1,365,416)        (42,441,850)
                                       --------------------------------------------------------------------
 Net increase (decrease) ........        (863,371)      $ (27,902,313)         (172,876)      $  (5,406,462)
                                       ====================================================================
CLASS C SHARES:
 Shares sold ....................       1,139,680       $  37,020,396         4,932,412       $ 153,188,348
 Shares issued in reinvestment of
  distributions .................         124,498           4,008,124           171,526           5,385,934
 Shares redeemed ................      (2,455,086)        (78,824,345)       (3,773,644)       (117,119,495)
                                       --------------------------------------------------------------------
 Net increase (decrease) ........      (1,190,908)      $ (37,795,825)        1,330,294       $  41,454,787
                                       ====================================================================
CLASS R SHARES:
 Shares sold ....................         215,094       $   7,039,748           567,437       $  17,767,709
 Shares issued in reinvestment of
  distributions .................          18,499             599,392            20,729             655,026
 Shares redeemed ................        (341,754)        (11,144,424)         (352,105)        (11,027,136)
                                       --------------------------------------------------------------------
 Net increase (decrease) ........        (108,161)      $  (3,505,284)          236,061       $   7,395,599
                                       ====================================================================
ADVISOR CLASS a:
 Shares sold ....................         885,665       $  28,755,122
 Shares issued in reinvestment of
  distributions .................          13,267             429,728
 Shares redeemed ................         (87,424)         (2,889,309)
                                       ------------------------------
 Net increase (decrease) ........         811,508       $  26,295,541
                                       ==============================

a     For the period October 3, 2005 (effective date) to March 31, 2006.


                                                          Semiannual Report | 25

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------
SUBSIDIARY                                                          AFFILIATION
-------------------------------------------------------------------------------------------
Franklin Advisory Services, LLC (Advisory Services)                 Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

-----------------------------------------------------------------
ANNUALIZED FEE RATE         NET ASSETS
-----------------------------------------------------------------
       0.750%               Up to and including $500 million
       0.625%               Over $500 million, up to and including $1 billion
       0.500%               In excess of $1 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund also pays accounting fees to Advisory Services as noted in the Statement of Operations.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan period cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ..................................     1.00%
Class C ..................................     1.00%
Class R ..................................     0.50%

26 | Semiannual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charge received a ..............................    $468,561

Contingent deferred sales charges retained ...............    $476,867

a     Net of commisions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $2,082,487, of which $1,244,847 was retained by Investor Services.

F. EXCISE TAXES

FThe Fund incurred excise taxes which FT Services voluntarily agreed to reimburse as noted in the Statement of Operations.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2006, there were no credits earned.

5. INCOME TAXES

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

At March 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..............................      $ 1,912,034,293
                                                        ===============

Unrealized appreciation ..........................      $   678,905,872
Unrealized depreciation ..........................          (59,181,789)
                                                        ---------------
Net unrealized appreciation (depreciation) .......      $   619,724,083
                                                        ===============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2006, aggregated $57,216,810 and $179,704,185, respectively.


                                                          Semiannual Report | 27

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at March 31, 2006 were as shown below.

-----------------------------------------------------------------------------------------------------------------------------
                              NUMBER OF                                  NUMBER OF
                             SHARES HELD                                 SHARES HELD    VALUE                     REALIZED
                             AT BEGINNING      GROSS         GROSS         AT END       AT END      INVESTMENT    CAPITAL
      NAME OF ISSUER          OF PERIOD      ADDITIONS     REDUCTIONS     OF PERIOD    OF PERIOD       INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical
 Services Inc. ..........     1,809,600          --          34,400      1,775,200    $61,634,944    $426,048     $472,400
   TOTAL AFFILIATED SECURITIES (2.44% of Net Assets)

8. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds in March 2005. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC has also


28 | Semiannual Report

FRANKLIN MANAGED TRUST

FRANKLIN RISING DIVIDENDS FUND

9. REGULATORY MATTERS (CONTINUED)

prepared and submitted to the SEC for its approval a plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                          Semiannual Report | 29

FRANKLIN MANAGED TRUST

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held March 1, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Rising Dividends Fund ("Fund"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with this profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to


30 | Semiannual Report

FRANKLIN MANAGED TRUST

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Among other factors taken into account by the Board were the Manager's best-execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. In the respect, the Board after making inquiries of management, received assurances that bonus composition was not unduly influenced by one-year or short-term performance but was based primarily on longer periods consistent with the interests of long-term shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with the Fund's portfolio manager at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2005 and the previous ten years ended December 31, 2005, in comparison to a performance universe consisting of the Fund and all retail and institutional multi-cap value funds as selected by Lipper. The Lipper report showed the Fund's income return for 2005 placed it in the second-highest quintile of its performance universe, and on an annualized basis placed it in the middle quintile of such performance universe for the previous three-, five- and ten-year periods. The report showed the Fund's total return during 2005 was in the fifth or lowest quintile of its performance universe, and on an annualized basis was in the lowest quintile for the previous three-year period, but was in the highest and second-highest quintile of such performance universe in the preceding five- and ten-year periods, respectively. In addition to the Fund's relative comparison to the Lipper universe, the Board took into account the level of the Fund's total return. The Board was satisfied with the Fund's overall investment performance in comparison to the performance universe and noted the level of the Fund's total return on an annualized basis for the ten-year period exceeded 11% as shown in the Lipper report.


                                                          Semiannual Report | 31

FRANKLIN MANAGED TRUST

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such a comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper report. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such expense comparisons showed that the Fund's effective management fee rate was in the second-lowest quintile of its Lipper expense group, and the Fund's actual total expenses were in the lowest quintile of such group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares (which are no longer being offered to new shareholders), as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the funds made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as the Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in


32 | Semiannual Report

FRANKLIN MANAGED TRUST

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers, broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's management agreement provides an initial fee of 0.75% on the first $500 million of Fund net assets; 0.625% on the next $500 million of Fund net assets, and 0.50% on Fund net assets in excess of $1 billion. At December 31, 2005, the Fund's net assets, which had increased substantially during the year, were approximately $2.4 billion. In discussing the prospect of adding additional breakpoints, management expressed its view that the existing fee schedule reflected anticipated economies of scale and pointed out the Fund's favorable effective management fee and total expense comparisons within its Lipper expense group. Management also observed and the Board acknowledged the fact that the Fund had assets beyond the last breakpoint level did not mean that it no longer benefited from economies of scale since the growth of assets being charged at the lowest 0.50% fee level resulted in a lower overall management fee rate. While intending to monitor future growth and continue discussions with management on this topic, the Board believed that to the extent economies of scale may be realized by the manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.


                                                          Semiannual Report | 33

FRANKLIN MANAGED TRUST

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC.

Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


34 | Semiannual Report

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

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

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
 Trust 8
4
1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05

                                               Not part of the semiannual report

     [LOGO](R)
 FRANKLIN TEMPLETON                   One Franklin Parkway
    INVESTMENTS                       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN RISING DIVIDENDS FUND

INVESTMENT MANAGER

Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton .com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

158 S2006 05/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 22, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 22, 2006